John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 32.7%				$20,796,475
(Cost $21,115,681)
U.S. Government 26.0%				16,551,625
U.S. Treasury
Note	0.125	08-15-23	2,400,000	2,358,836
Note	0.500	03-31-25	300,000	289,629
Note	0.500	10-31-27	715,000	665,481
Note	0.750	01-31-28	1,000,000	940,977
Note	0.875	11-15-30	500,000	461,895
Note	1.500	09-30-24	1,955,000	1,950,113
Note	1.625	02-15-26	1,400,000	1,393,875
Note	1.625	09-30-26	770,000	765,729
Note	1.750	11-15-29	530,000	528,282
Note	2.000	02-15-23	750,000	756,504
Note	2.000	02-15-25	650,000	656,754
Note	2.250	11-15-24	2,210,000	2,247,639
Note	2.250	02-15-27	1,350,000	1,381,852
Note	2.750	04-30-23	500,000	508,887
Note	2.750	11-15-23	1,200,000	1,227,234
Note	3.000	09-30-25	400,000	417,938
U.S. Government Agency 6.7%				4,244,850
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	143,724	147,593
15 Yr Pass Thru	3.000	03-01-32	406,849	418,436
15 Yr Pass Thru	3.500	03-01-30	166,435	172,389
15 Yr Pass Thru	3.500	04-01-32	337,036	350,672
15 Yr Pass Thru	4.000	05-01-33	114,576	119,586
30 Yr Pass Thru	3.500	03-01-48	225,326	233,956
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	198,330	206,230
15 Yr Pass Thru	3.500	11-01-34	97,696	101,252
15 Yr Pass Thru	4.000	05-01-33	238,242	252,455
30 Yr Pass Thru	3.000	05-01-48	207,096	212,969
30 Yr Pass Thru	3.000	07-01-50	148,264	150,291
30 Yr Pass Thru	3.500	02-01-45	107,461	112,584
30 Yr Pass Thru	3.500	09-01-46	251,658	263,105
30 Yr Pass Thru	3.500	07-01-47	142,187	147,989
30 Yr Pass Thru	4.000	07-01-44	88,105	94,331
30 Yr Pass Thru	4.000	10-01-47	242,623	258,034
30 Yr Pass Thru	4.000	07-01-56	84,082	89,659
30 Yr Pass Thru	4.000	07-01-56	74,040	79,090
30 Yr Pass Thru	4.000	06-01-57	246,741	262,723
30 Yr Pass Thru	4.500	01-01-46	167,216	180,200
30 Yr Pass Thru	4.500	03-01-47	94,043	100,992
30 Yr Pass Thru	4.500	08-01-56	77,956	85,008

30 Yr Pass Thru	5.000	11-01-39	185,478	205,306
Corporate bonds 49.4%				$31,393,487
(Cost $32,070,343)
Communication services 3.2%				2,071,582
Diversified telecommunication services 2.0%
AT&T, Inc.	4.125	02-17-26	290,000	308,902
AT&T, Inc.	4.300	02-15-30	325,000	353,815
Verizon Communications, Inc.	1.500	09-18-30	367,000	324,157
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	4.329	09-21-28	275,000	$299,444
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	300,687
Media 0.7%
Comcast Corp.	3.150	03-01-26	295,000	304,067
Comcast Corp.	3.400	04-01-30	175,000	180,510
Consumer discretionary 2.4%				1,500,436
Automobiles 0.4%
American Honda Finance Corp.	0.650	09-08-23	270,000	265,890
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	287,338
Specialty retail 1.1%
Lowe’s Companies, Inc.	3.650	04-05-29	295,000	309,100
The Home Depot, Inc.	2.950	06-15-29	200,000	204,541
The Home Depot, Inc.	3.350	09-15-25	200,000	207,712
Textiles, apparel and luxury goods 0.4%
NIKE, Inc.	2.750	03-27-27	220,000	225,855
Consumer staples 3.7%				2,373,642
Beverages 1.5%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	339,497
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	150,000	166,510
Keurig Dr. Pepper, Inc.	2.250	03-15-31	187,000	174,861
PepsiCo, Inc.	2.750	03-19-30	305,000	305,619
Food products 0.4%
General Mills, Inc.	4.200	04-17-28	263,000	283,417
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	207,876
The Clorox Company	3.900	05-15-28	200,000	212,723
Personal products 1.1%
The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	364,352
Unilever Capital Corp.	2.600	05-05-24	315,000	318,787
Energy 3.3%				2,090,042
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	256,810
Oil, gas and consumable fuels 2.9%
Enbridge, Inc.	2.500	08-01-33	265,000	243,350
Enbridge, Inc.	4.250	12-01-26	285,000	303,683
Equinor ASA	3.125	04-06-30	410,000	419,223
Shell International Finance BV	2.375	11-07-29	150,000	146,123
Shell International Finance BV	3.250	05-11-25	200,000	207,461
The Williams Companies, Inc.	3.500	11-15-30	300,000	304,968
TotalEnergies Capital International SA	3.455	02-19-29	200,000	208,424
Financials 16.3%				10,339,488
Banks 11.8%
African Development Bank	0.750	04-03-23	300,000	298,456
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%)	0.976	04-22-25	325,000	314,961
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	565,000	510,697
Bank of America Corp.	3.248	10-21-27	175,000	178,959
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	$204,468
Bank of Montreal	1.500	01-10-25	480,000	469,597
BNP Paribas SA	3.250	03-03-23	430,000	436,667
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%)	2.572	06-03-31	150,000	143,226
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	197,340
Citigroup, Inc.	3.200	10-21-26	350,000	356,862
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	309,046
JPMorgan Chase & Co. (0.563% to 2-16-24, then SOFR + 0.420%)	0.563	02-16-25	330,000	320,087
JPMorgan Chase & Co.	3.300	04-01-26	470,000	484,251
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30	180,000	187,071
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	200,000	216,229
KeyCorp	2.550	10-01-29	201,000	194,919
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	320,173
Royal Bank of Canada	2.050	01-21-27	309,000	303,014
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	299,540
The Bank of Nova Scotia	1.450	01-10-25	485,000	474,170
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	451,846
The Toronto-Dominion Bank	0.750	09-11-25	413,000	390,165
Westpac Banking Corp.	1.150	06-03-26	415,000	397,129
Capital markets 2.8%
Intercontinental Exchange, Inc.	3.750	12-01-25	295,000	308,800
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%)	1.593	05-04-27	435,000	413,699
Morgan Stanley	4.000	07-23-25	200,000	209,470
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	251,603
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	315,552
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	275,000	285,404
Consumer finance 0.5%
American Express Company	2.500	07-30-24	310,000	314,400
Insurance 1.2%
Aon Corp.	2.800	05-15-30	323,000	317,757
Chubb INA Holdings, Inc.	1.375	09-15-30	170,000	152,148
Lincoln National Corp.	3.050	01-15-30	205,000	204,189
Prudential Financial, Inc.	1.500	03-10-26	110,000	107,593
Health care 6.7%				4,283,439
Biotechnology 1.2%
AbbVie, Inc.	3.600	05-14-25	210,000	216,902
AbbVie, Inc.	4.250	11-14-28	222,000	239,706
Amgen, Inc.	2.200	02-21-27	310,000	305,868
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950	03-15-25	291,000	298,125
Health care providers and services 3.4%
Anthem, Inc.	2.875	09-15-29	340,000	339,996
Anthem, Inc.	3.650	12-01-27	330,000	346,021
CVS Health Corp.	1.875	02-28-31	265,000	240,883
CVS Health Corp.	3.875	07-20-25	265,000	277,052
CVS Health Corp.	4.300	03-25-28	230,000	248,298
Seattle Children’s Hospital	1.208	10-01-27	325,000	300,786
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	209,574
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	215,279
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 1.6%
Bristol-Myers Squibb Company	0.750	11-13-25	340,000	$322,967
Merck & Company, Inc.	3.400	03-07-29	285,000	300,316
Novartis Capital Corp.	3.000	11-20-25	275,000	283,342
Zoetis, Inc.	3.250	02-01-23	137,000	138,324
Industrials 3.4%				2,137,940
Aerospace and defense 1.0%
Lockheed Martin Corp.	3.550	01-15-26	250,000	263,316
Northrop Grumman Corp.	2.930	01-15-25	350,000	356,673
Building products 0.3%
Carrier Global Corp.	2.242	02-15-25	182,000	181,487
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	226,528
Machinery 1.4%
Caterpillar, Inc.	3.400	05-15-24	300,000	309,429
CNH Industrial Capital LLC	1.450	07-15-26	317,000	300,945
John Deere Capital Corp.	2.250	09-14-26	285,000	286,376
Road and rail 0.3%
Union Pacific Corp.	2.750	03-01-26	210,000	213,186
Information technology 1.8%				1,156,955
IT services 0.4%
Mastercard, Inc.	3.350	03-26-30	265,000	277,563
Semiconductors and semiconductor equipment 0.4%
Intel Corp.	2.450	11-15-29	140,000	136,704
Texas Instruments, Inc.	2.250	09-04-29	145,000	143,108
Software 1.0%
Microsoft Corp.	2.700	02-12-25	300,000	308,571
salesforce.com, Inc.	1.950	07-15-31	308,000	291,009
Materials 1.6%				1,016,811
Chemicals 1.2%
Air Products and Chemicals, Inc.	1.850	05-15-27	310,000	304,352
Eastman Chemical Company	4.500	12-01-28	165,000	178,663
Ecolab, Inc.	2.125	02-01-32	313,000	295,341
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	119,642
WRKCo, Inc.	4.650	03-15-26	110,000	118,813
Real estate 3.3%				2,094,448
Equity real estate investment trusts 3.3%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	350,768
American Tower Corp.	3.375	10-15-26	275,000	282,056
Boston Properties LP	3.800	02-01-24	200,000	205,558
Equinix, Inc.	3.200	11-18-29	294,000	290,014
Healthpeak Properties, Inc.	3.000	01-15-30	240,000	238,859
Prologis LP	1.250	10-15-30	170,000	149,894
Simon Property Group LP	1.375	01-15-27	301,000	284,588
Welltower, Inc.	2.750	01-15-32	306,000	292,711
Utilities 3.7%				2,328,704
Electric utilities 3.7%
American Electric Power Company, Inc.	4.300	12-01-28	280,000	300,474
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
DTE Electric Company	2.250	03-01-30	150,000	$144,192
Eversource Energy	1.650	08-15-30	355,000	314,882
Florida Power & Light Company	2.850	04-01-25	120,000	122,552
MidAmerican Energy Company	3.100	05-01-27	275,000	283,227
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	224,674
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	385,000	359,504

NSTAR Electric Company	3.200	05-15-27	125,000	129,143

Xcel Energy, Inc.	4.000	06-15-28	425,000	450,056
Municipal bonds 6.0%				$3,794,455
(Cost $3,787,276)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	147,751
California Health Facilities Financing Authority	1.829	06-01-29	250,000	240,248
California State University	1.740	11-01-30	210,000	193,792
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	255,874
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	161,992
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	299,295
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	314,121
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	261,705
New York City Housing Development Corp.	2.416	05-01-24	325,000	328,961
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	352,495
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	275,000	281,113
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	296,400
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	264,269

University of North Texas System	3.357	04-15-27	375,000	396,439
Collateralized mortgage obligations 5.6%				$3,556,198
(Cost $3,607,959)
U.S. Government Agency 5.6%				3,556,198
Federal Home Loan Mortgage Corp.
Series 3803, Class PC	3.250	01-15-41	182,449	185,758
Series 4656, Class EA	4.000	09-15-42	89,976	91,687
Series K028, Class A2	3.111	02-25-23	336,013	340,514
Series K036, Class A2 (A)	3.527	10-25-23	237,000	243,211
Series K724, Class A2 (A)	3.062	11-25-23	302,000	307,567
Series K725, Class A2	3.002	01-25-24	617,000	631,151
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	142,780	146,300
Series 2012-68, Class GU	1.750	05-25-31	245,001	245,005
Series 2013-130, Class GD	3.500	09-25-33	75,955	77,973
Series 2013-135, Class KM	2.500	03-25-28	73,530	74,093
Series 2013-31, Class NG	2.250	04-25-33	320,085	322,184
Series 2013-34, Class PA	2.000	08-25-42	300,953	301,434
Series 2015-46, Class BA	3.000	05-25-41	18,729	18,752
Series 2016-36, Class BC	2.500	03-25-43	141,811	142,276
Series 2017-M10, Class AV2 (A)	2.554	07-25-24	275,361	279,305

Series 2017-M13, Class A2 (A)	2.926	09-25-27	142,907	148,988
Asset backed securities 4.9%				$3,125,210
(Cost $3,218,926)
Asset backed securities 4.9%				3,125,210
American Express Credit Account Master Trust
Series 2021-1, Class A	0.900	11-15-26	279,000	272,785
Chase Issuance Trust
Series 2020-A1, Class A1	1.530	01-15-25	367,000	368,070
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	229,000	$223,661
Ford Credit Auto Owner Trust
Series 2019-C, Class A3	1.870	03-15-24	82,908	83,204
Series 2021-A, Class A3	0.300	08-15-25	144,000	142,079
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class A3	0.450	04-16-25	199,395	198,025
Series 2021-2, Class A3	0.510	04-16-26	134,000	131,251
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	134,954	135,466
Series 2021-1, Class A3	0.270	04-21-25	88,000	86,929
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	181,000	176,160
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	241,402	240,235
Series 2016-20B, Class 1	2.270	02-01-36	195,426	195,967
Series 2016-20F, Class 1	2.180	06-01-36	167,954	168,230
Series 2016-20J, Class 1	2.210	10-01-36	71,931	72,130
Series 2017-20H, Class 1	2.750	08-01-37	129,715	132,461
Series 2020-20H, Class 1	0.900	08-01-40	158,027	146,422
Series 2020-20I, Class 1	1.050	09-01-40	175,344	164,673
Verizon Master Trust
Series 2021-1, Class A	0.500	05-20-27	193,000	187,462

	Yield (%)	Shares	Value
Short-term investments 1.0%			$625,748
(Cost $625,748)
Short-term funds 1.0%			625,748
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.0260(B)	625,748	625,748

Total investments (Cost $64,425,933) 99.6%	$63,291,573
Other assets and liabilities, net 0.4%	280,476
Total net assets 100.0%	$63,572,049

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 2-28-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$20,796,475	—	$20,796,475	—
Corporate bonds	31,393,487	—	31,393,487	—
Municipal bonds	3,794,455	—	3,794,455	—
Collateralized mortgage obligations	3,556,198	—	3,556,198	—
Asset backed securities	3,125,210	—	3,125,210	—
Short-term investments	625,748	$625,748	—	—
Total investments in securities	$63,291,573	$625,748	$62,665,825	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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